Fair Value Measurements of Financial Instruments - Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) (Fair Value, Measurements [Member], USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2014	Dec. 31, 2013
Assets:
Fair value of derivative asset	$ 847,064	$ 105,938
Liabilities:
Fair value of derivative liability	74,928	63,824
Significant Other Observable Inputs (Level 2) [Member]
Assets:
Fair value of derivative asset	847,064	105,938
Liabilities:
Fair value of derivative liability	74,928	63,824
Commodity derivatives [Member]
Assets:
Fair value of derivative asset	845,759	105,054
Liabilities:
Fair value of derivative liability	71,639	58,234
Commodity derivatives [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets:
Fair value of derivative asset	845,759	105,054
Liabilities:
Fair value of derivative liability	71,639	58,234
Interest rate derivatives [Member]
Assets:
Fair value of derivative asset	1,305	884
Liabilities:
Fair value of derivative liability	3,289	5,590
Interest rate derivatives [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets:
Fair value of derivative asset	1,305	884
Liabilities:
Fair value of derivative liability	$ 3,289	$ 5,590